OPERATING ASSETS AND LIABILITIES - Research collaboration and license agreement (Details) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 Option	Dec. 31, 2019 USD ($)	Dec. 31, 2019 item	Dec. 31, 2019 DKK (kr)	Dec. 19, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Jul. 31, 2018 property	Jul. 31, 2018 USD ($)	Jul. 31, 2018 item	Dec. 31, 2017 DKK (kr)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments | kr					kr 149
Carrying amount of intangible asset | kr					470		kr 470
CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Payment | $			$ 10
Other investments	€ 20				149	kr 149
Number of options		3		3
License exercisable term	5 years
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $			280
Immatics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of proprietary targets of license								3		3
Number of additional proprietary targets of license | item										2
Upfront Payment | $									$ 54
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $									$ 550
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $			275
Minimum | CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $			275
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $			368
Maximum | CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, Development, Regulatory and commercial milestone payment | $			$ 368
Licences, Rights and Patents
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of intangible asset | kr					470		470
Licences, Rights and Patents | CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of intangible asset | kr					67
Cost
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of intangible asset | kr					897		798				kr 392
Cost | Immatics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of intangible asset | kr					274		323
Previously acquired licenses in use | kr					152
Cost | Licences, Rights and Patents
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of intangible asset | kr					kr 897		kr 798				kr 392